Earnings per Share (Details) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Units [Member] | Management [Member]
Class of Stock [Line Items]
Unvested restricted stock units	985,549	1,359,375	0